Share-Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average share price at the date of exercise of stock options (in CAD per share)	$ 53.28	$ 49.98
Compensation expense	$ 346,000,000	$ 476,000,000
Weighted average share price, share options granted (in CAD per share) | $ / shares	$ 7,000,000.00	$ 9.41
Liabilities accrued	$ 300,000	$ 235,000
Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum exercise period	10 years
Maximum number of common shares that may be issued under the Executive Stock Option Plan | shares	29,525,000
Compensation expense	$ 0	3,000,000
Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 8,000,000	7,000,000
Required service period	1 year
Employee's contribution, percentage match	50.00%
Annual compensation match maximum, amount	$ 1,500
Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	1
Number of trading days prior to grant date used for unit valuation	5 days
General unit holding period	36 months
MFS Investment Management Share-Based Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Liabilities accrued	$ 0	844,000,000
MFS Investment Management Stock Options, Restricted Shares, and Outstanding Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities accrued	$ 0	$ 0
Top of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	20.00%
Employee's annual compensation, percentage match	5.00%
Top of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	2
Bottom of range | Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution election	1.00%
Bottom of range | Sun Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance factor multiplier	0